Fair Value Measurements (Details) - SKYWEST, INC. EMPLOYEES' RETIREMENT PLAN - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Fair Value Measurements
Investments, at fair value	$ 1,654,305,000	$ 1,398,411,000
Stable value fund
Fair Value Measurements
Redemption notice period	12 months
Unfunded commitments	$ 0
Common stock fund
Fair Value Measurements
Unfunded commitments	$ 0
Number of shares held by the Plan	469,246	439,091
Common Stock Fund (Common stock)
Fair Value Measurements
Investments, at fair value	$ 47,116,991	$ 43,966,182
Common Stock Fund (Cash equivalents)
Fair Value Measurements
Investments, at fair value	$ 1,494,515	$ 1,338,537